===============================

                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT

                                    SMALL CAP
                                   GROWTH FUND


                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2003
                         ===============================

--------------------------------------------------------------------------------
                           BOGLE SMALL CAP GROWTH FUND
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Fellow Shareholder:

During the most recent six-month period, the Bogle Small Cap Growth Fund (the "Fund") underperformed its benchmark by -3.0%, returning -10.1% for both the Investor and Institutional shares, while the unmanaged Russell 2000 index of smaller companies fell -7.1%. The Fund lagged its benchmark in October and
November, and, despite positive relative returns in the December through February period, still finished the semi-annual period with negative relative performance. Although disappointing, we understand the nature of the shortfall, having lived through similar periods of short-term underperformance in January of 2001 and in the fourth quarter of 2001. Like these periods, the October/November rally was almost by definition difficult for our investment models because it was, by our measures, a significant reversal of the trends that had been in place through the first nine months of the year. In other words, it appeared to us that investor interest turned away from healthy stocks that had performed relatively well through September (indeed, the Fund itself was almost +7% ahead of the Russell 2000 for the first nine months of 2002), in favor of speculative stocks with poor fundamentals that had significantly underperformed for the year. As one investor said to us, had we managed to keep up with the benchmark during this period it might have been cause for concern. Such performance would have indicated a shift in our investment strategy or an increase in the Fund's risk profile. We discuss our performance in a bit more detail on the pages that follow, including a discussion of the market environment, our individual model performance, and the risk exposures of the Fund. We close with an update on developments at Bogle Investment Management.



                      INVESTMENT PERFORMANCE - MULTIPERIODS
                      BOGLE FUND VS. RUSSELL 2000 BENCHMARK

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Semi-Annual Period   One-Year Period   Two-Year Period    Three-Year Period    Since Inception
                              (9/1/02-2/28/03)    (3/1/02-2/28/03)  (3/1/01-2/28/03)    (3/1/00-2/28/03)   (10/1/99-2/28/03)
BOGLE INVESTOR CLASS               -10.1%              -20.0%             -6.6%              -2.4%                9.9%
BOGLE INSTITUTIONAL CLASS          -10.1%              -20.0%             -6.6%              -2.3%               10.0%
RUSSELL 2000                        -7.1%              -22.1%            -11.6%             -13.4%               -3.6%
VALUE ADDED                         -3.0%                2.1%              5.0%              11.0%               13.5%

All multi-year period returns are annualized. Past performance is not a guarantee of future results.

MARKET ENVIRONMENT. Equity markets posted sharply negative results in September, rallied strongly in October and November, and declined steadily from December through February. We believe that the optimism that prevailed throughout most of October and November sparked a speculative rally in those stocks that had underperformed through the first nine months of the year; stocks that, according to our measures, still had poor fundamentals. By December, however, investors seemed to acknowledge that the year ahead remained highly uncertain, as threats of terrorism and war continued to loom and corporate earnings visibility remained murky. In January, earnings news and guidance confirmed the uncertainties surrounding the timing and strength of earnings and economic recovery. On top of that, the global and political environment became increasingly unstable as the deadline with Iraq drew near. These concerns led to an increase in the perception of future risk as measured by options volatility. As investors tended to focus on matters other than stock-specific news, stock prices began to move more in tandem than usual, reducing, in our opinion, opportunity for active managers to add value. As return spreads narrowed, there was less distinction between large cap and small cap returns and between small cap growth and small cap value returns. For example, during the semi-annual period, the S&P 500 lost -7.3% versus the -7.1% decline for the Russell 2000. The spread between the trailing six-month returns to small growth and small value stocks became as narrow as it had been since early 2000 (at least as measured by the Russell indices) and shifted in favor of small growth stocks for the first time in almost three years. The Russell 2000 Growth Index outperformed the Russell 2000 Value Index by 2.9%, falling -5.6% versus -8.5% for the semi-annual period.

PERFORMANCE ATTRIBUTION. According to our return attribution analysis, poor stock selection accounted for all of the Fund's underperformance relative to its benchmark in the semi-annual period. As you probably know, we maintain sector exposures quite similar to those of the benchmark, which means that we rarely can attribute much performance to sector over- or underweighting. In our attribution analysis, we look primarily at the individual model components to determine what worked and what did not. Recall that our three primary models seek to identify the following: 1) stocks that have demonstrated the ability to produce earnings growth (through our earnings expectations model); 2) companies that do not have to manufacture earnings growth through aggressive accounting (as indicated by our financial quality model); and 3) stocks that trade at attractive valuations relative to their most similar peers (according to our relative valuation model). During the semi-annual period, the earnings expectations model was modestly positive, but quite negative during October and November. This model is our most momentum-oriented model, and, in our opinion the environment in October and November was, as mentioned, strongly anti-momentum. The financial quality model was somewhat productive over the six-month period, particularly in its ability to identify companies with aggressive accounting practices. Finally, the relative valuation model performed quite poorly during this period, having enjoyed a virtually uninterrupted two and a half years of strongly positive performance up until September of 2002. Examples of stocks that looked quite attractive from a relative valuation perspective, but that proved to be quite poor performers for the Fund during the semi-annual period were CKE Restaurants and Crompton Corporation. Profitable Fund investments were made in stocks such as ITT Educational Services, Avid Technologies and NetScreen Technologies. ITT Educational Services is a good example of how our financial quality model can sometimes predict future earnings strength. Back in September the stock looked quite attractive on the basis of our financial quality model but not so appealing on an earnings expectations basis. Since that time, the earnings outlook has improved and the stock has advanced about 50%.

Finally, taking a longer-term view of performance, over the last two years, volatile economic conditions have caused more sporadic results for our models, particularly for the trend-oriented components of our investment process. During this period, diversification across investment models and across portfolio holdings has helped the Fund stay ahead of its benchmark for all rolling twelve-month periods since inception, despite less than favorable market conditions.

--------------------------------------------------------------------------------
                           FUNDAMENTAL CHARACTERISTICS
                                FEBRUARY 28, 2003
                                                            RUSSELL
MEDIAN                                        BOGLX          2000
------                                       -------       --------
Market Cap. (mil.)                            $598           $551
Estimated Long-Term Earnings
   Growth Rate                                15.9%          14.4%
Price/Historical Earnings                     17.6x          16.9x
Price/Forward Earnings                        14.6x          14.0x
Price/Sales                                   1.0x           1.5x
--------------------------------------------------------------------------------

INVESTMENT POSITIONING. Fund characteristics remain very much in line with those of the benchmark. We continue to find attractive opportunities in small cap stocks, and keeping the Fund's asset base small has helped in that regard. The Fund's growth orientation is reflected in its slightly above-benchmark expected long-term earnings growth rate. Importantly, the Fund is invested in companies in which (through our financial statement quality analysis) we have a relatively high degree of confidence that, on average, these growth expectations will be met. At the same time, the Fund remains underweighted in the most speculative growth stocks. Finally, the Fund trades at a modest premium to the benchmark on the basis of price-to-earnings ratios but remains at a discount on a price-to-sales basis. This is because price-to-sales is a significant component of our relative valuation model.

PROGRESS AT BOGLE INVESTMENT MANAGEMENT. Our staffing continues with the same seven full time employees, including four professionals dedicated to portfolio management and research. The Fund remains closed to new investors, as it has been for about a year. Despite the volatile markets, our investors have demonstrated a long-term perspective by maintaining their commitments to the Fund. For the semi-annual period, the Fund experienced net inflows that compensated for more than half of the Fund's investment losses. We believe that our conservative approach to closing the Fund at less than $150 million in assets means that our existing shareholders will continue to enjoy access to the Fund for the foreseeable future. We thank you, as always, for your continued support and confidence in our investment team.

As a reminder, information about the mutual fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. The NAVs are updated daily while the other Fund information is updated quarterly.

Please feel free to call on us at any time with questions you may have about the portfolio or anything else that might be on your mind.

Respectfully,
Bogle Investment Management, L.P.

Management Office: 781-283-5000
Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)

----------
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE RUSSELL 2000 IS AN INDEX OF STOCKS 1001 THROUGH 3000 IN THE RUSSELL 3000 INDEX AS RANKED BY TOTAL MARKET CAPITALIZATION. A DIRECT INVESTMENT IN THE INDEX IS NOT POSSIBLE. INVESTING IN SMALL COMPANIES CAN INVOLVE MORE VOLATILITY, LESS LIQUIDITY, AND LESS PUBLICLY AVAILABLE INFORMATION THAN INVESTING IN LARGE COMPANIES.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2003 (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                    ---------      ------------
COMMON STOCKS--98.5%
BASIC INDUSTRY--3.2%
   Bunge Ltd. ....................................     39,400      $  1,020,460
   Crompton Corp. ................................    142,700           669,263
   Hercules, Inc.* ...............................     97,400           782,122
   Louisiana-Pacific Corp. .......................    144,000         1,254,240
   MacDermid, Inc. ...............................     11,800           258,892
   Material Sciences Corp.* ......................     84,400           865,944
   Oregon Steel Mills, Inc.* .....................     90,400           212,440
                                                                   ------------
                                                                      5,063,361
                                                                   ------------
CONSUMER CYCLICAL--17.3%
   AirTran Holdings, Inc.* .......................    106,200           631,890
   AnnTaylor Stores Corp.* .......................     41,000           795,400
   Applica, Inc. .................................     67,500           339,525
   AutoNation, Inc.* .............................     63,400           838,782
   Big Lots, Inc.* ...............................     58,900           650,845
   Brown Shoe Company, Inc. ......................     36,600           993,324
   Carlisle Companies, Inc. ......................     24,200         1,031,162
   CCC Information Services
     Group, Inc.* ................................     67,700         1,164,440
   Central Garden & Pet Co.* .....................     36,900           845,010
   CKE Restaurants, Inc.* ........................    165,000           688,050
   Cooper Tire & Rubber Co. ......................     17,000           238,170
   Covenant Transport, Inc.,
     Class A* ....................................     54,300           879,063
   Culp, Inc.* ...................................     92,600           555,600
   Emmis Communications Corp.,
     Class A* ....................................     24,800           490,792
   ExpressJet Holdings, Inc.,
     Class A* ....................................    103,400           827,200
   Fleetwood Enterprises, Inc.* ..................     79,700           322,785
   GameStop Corp., Class A* ......................     74,800           785,400
   GTECH Holdings Corp.* .........................     48,800         1,420,080
   Gymboree Corp., (The)* ........................     34,100           439,208
   Helen of Troy Ltd.* ...........................     68,000           890,120
   Hollinger International, Inc.,
     Class A .....................................     70,200           598,104
   Hovnanian Enterprises, Inc.,
     Class A* ....................................     25,700           843,731
   Jo-Ann Stores, Inc., Class A* .................     27,600           555,036
   Kellwood Co. ..................................     34,500           883,200
   Leapfrog Enterprises, Inc.,
     Class A* ....................................     11,100           250,971

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                    ---------      ------------
CONSUMER CYCLICAL--(CONTINUED)
   Mesa Air Group, Inc.* .........................    207,000      $    776,250
   Mothers Work, Inc.* ...........................     26,400           762,168
   Nautica Enterprises, Inc.* ....................     60,400           575,008
   OfficeMax, Inc.* ..............................    257,000         1,231,030
   Oshkosh Truck Corp. ...........................     10,900           665,990
   PETsMART, Inc.* ...............................     26,400           394,680
   Russell Corp. .................................     70,600         1,140,190
   Scientific Games Corp.,
     Class A* ....................................     74,400           388,368
   ServiceMaster Co., (The) ......................     96,700           944,759
   ShopKo Stores, Inc. ...........................     59,800           654,810
   Thor Industries, Inc. .........................     18,600           477,834
   Timberland Co., (The),
     Class A* ....................................      8,300           318,720
   Tuesday Morning Corp.* ........................     60,400         1,039,484
                                                                   ------------
                                                                     27,327,179
                                                                   ------------
CONSUMER GROWTH--18.1%
   American Medical Security
     Group, Inc.* ................................     65,900           852,746
   American Pharmaceutical
     Partners, Inc.* .............................     31,000           567,300
   Applera Corp. - Celera
     Genomics Group* .............................     74,000           610,500
   BioReliance Corp.* ............................     46,600           792,242
   Charles River Laboratories
     International, Inc.* ........................      5,400           161,514
   Chattem, Inc.* ................................     43,200           670,464
   Corinthian Colleges, Inc.* ....................     31,900         1,195,612
   Del Monte Foods Co.* ..........................     48,500           396,730
   Dial Corp., (The) .............................     43,900           798,541
   Edwards Lifesciences Corp.* ...................     52,000         1,383,720
   Endo Pharmaceuticals
     Holdings, Inc.* .............................    122,200         1,217,112
   Eon Labs, Inc.* ...............................     57,900         1,299,855
   First Consulting Group, Inc.* .................     87,400           506,920
   Fresh del Monte Produce,
     Inc .........................................     56,800         1,030,352
   Genencor International, Inc.* .................    112,600         1,094,472
   Hanger Orthopedic Group,
     Inc.* .......................................     73,400           765,562
   ICN Pharmaceuticals, Inc. .....................     37,500           360,750
   IDEXX Laboratories, Inc.* .....................     39,500         1,440,170


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                    ---------      ------------
CONSUMER GROWTH--(CONTINUED)
   International Multifoods
     Corp.* ......................................     51,800      $  1,020,460
   ITT Educational Services,
     Inc.* .......................................     55,600         1,498,420
   Kos Pharmaceuticals, Inc.* ....................     47,600           809,200
   Merit Medical Systems, Inc.* ..................     68,594         1,181,189
   PerkinElmer, Inc. .............................    128,000         1,085,440
   Perrigo Co.* ..................................     74,500           875,375
   PSS World Medical, Inc.* ......................    149,700           974,547
   Quintiles Transnational
     Corp.* ......................................     39,600           491,040
   SangStat Medical Corp.* .......................     44,000           368,280
   Sierra Health Services, Inc.* .................      1,400            16,926
   Steris Corp.* .................................     61,900         1,562,975
   U.S. Oncology, Inc.* ..........................    129,500         1,011,395
   University of Phoenix
     Online* .....................................     24,900           930,762
   Varian Medical Systems,
     Inc.* .......................................     30,900         1,561,995
                                                                   ------------
                                                                     28,532,566
                                                                   ------------
ENERGY--2.6%
   Harvest Natural Resources,
     Inc.* .......................................    146,900           847,613
   Hydril Co.* ...................................     28,900           743,597
   Nuevo Energy Co.* .............................     57,400           719,222
   USEC, Inc. ....................................    152,500           919,575
   Vintage Petroleum, Inc. .......................     88,100           876,595
                                                                   ------------
                                                                      4,106,602
                                                                   ------------
FINANCIAL--21.3%
   American Financial Group,
     Inc. ........................................     51,800         1,027,194
   American Home Mortgage
     Holdings, Inc. ..............................     93,700           997,905
   Anchor BanCorp Wisconsin,
     Inc. ........................................     57,000         1,267,110
   BOK Financial Corp.* ..........................     46,968         1,525,051
   Chemical Financial Corp. ......................     31,710           866,634
   City Holding Co. ..............................     46,900         1,315,545
   CVB Financial Corp. ...........................     48,550         1,010,860
   Downey Financial Corp. ........................     11,900           477,785
   eFunds Corp.* .................................     38,500           237,545

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                    ---------      ------------
FINANCIAL--(CONTINUED)
   First American Corp. ..........................     52,900      $  1,221,990
   First Citizens BancShares,
     Inc., Class A ...............................     14,400         1,343,664
   First Niagara Financial
     Group, Inc. .................................     35,300           393,948
   FirstFed Financial Corp. ......................     43,100         1,293,000
   Flagstar Bancorp, Inc. ........................     63,250         1,533,812
   H & R Block, Inc. .............................     14,600           592,322
   Hancock Holding Co. ...........................     16,650           747,585
   Hub International Ltd. ........................     79,000         1,081,510
   Hudson United Bancorp .........................     40,400         1,274,216
   International Bancshares
     Corp ........................................     18,100           691,764
   Knight Trading Group, Inc.* ...................    191,200           931,144
   LandAmerica Financial
     Group, Inc. .................................     36,400         1,372,280
   NBT Bancorp, Inc. .............................     49,500           867,240
   Pacific Capital Bancorp .......................     42,733         1,202,079
   Provident Bankshares Corp. ....................     54,100         1,284,280
   Provident Financial Group,
     Inc. ........................................     25,000           721,500
   Providian Financial Corp.* ....................    141,500           863,150
   R & G Financial Corp.,
     Class B .....................................     71,700         1,595,325
   S1 Corp.* .....................................     92,400           476,784
   StanCorp Financial Group,
     Inc. ........................................     29,600         1,472,600
   Staten Island Bancorp, Inc. ...................     10,500           162,120
   Stewart Information Services
     Corp.* ......................................     51,500         1,184,500
   UICI* .........................................     78,200           785,910
   Whitney Holding Corp. .........................     12,300           404,793
   WSFS Financial Corp. ..........................     46,700         1,496,735
                                                                   ------------
                                                                     33,719,880
                                                                   ------------
INDUSTRIAL--10.1%
   Advisory Board Co., (The)* ....................     32,100         1,051,275
   American Power Conversion
     Corp.* ......................................     73,700         1,152,668
   Apogee Enterprises, Inc. ......................     95,900           783,503
   Casella Waste Systems, Inc.,
     Class A* ....................................     99,000           721,710


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                    ---------      ------------
INDUSTRIAL--(CONTINUED)
   Dura Automotive Systems,
     Inc., Class A* ..............................     64,100      $    451,905
   Genlyte Group, Inc., (The)* ...................     28,500           805,410
   Intermet Corp. ................................    132,700           548,051
   Kelly Services, Inc., Class A .................     29,300           607,096
   Moore Corp. Ltd.* .............................    123,200         1,378,608
   MPS Group, Inc.* ..............................    150,300           737,973
   Oceaneering International,
     Inc.* .......................................     33,800           780,780
   Power-One, Inc.* ..............................    210,400         1,035,168
   Rollins, Inc. .................................     44,600         1,408,468
   Standard Register Co., (The) ..................     30,700           498,261
   Thomas & Betts Corp.* .........................     55,800           844,254
   Valmont Industries, Inc. ......................     41,600           809,120
   Viad Corp. ....................................     44,100           921,690
   Wallace Computer Services,
     Inc. ........................................     53,800         1,371,362
                                                                   ------------
                                                                     15,907,302
                                                                   ------------
TECHNOLOGY--23.4%
   ADTRAN, Inc.* .................................     22,300           717,837
   Advanced Digital
     Information Corp.* ..........................    102,100           778,002
   Agile Software Corp.* .........................    104,700           685,785
   Allen Telecom, Inc.* ..........................     87,300         1,147,995
   Amkor Technology, Inc.* .......................    184,000           874,000
   Analogic Corp. ................................     21,200           963,116
   Arris Group, Inc.* ............................    200,200           960,960
   Artisan Components, Inc.* .....................     29,000           476,760
   Avid Technology, Inc.* ........................     25,900           538,461
   Avocent Corp.* ................................     25,600           712,192
   Benchmark Electronics, Inc.* ..................     43,000         1,498,120
   Brightpoint, Inc.* ............................    108,900         1,241,460
   Crown Castle International
     Corp.* ......................................    232,400           901,712
   CTS Corp. .....................................     85,400           581,574
   Daktronics, Inc.* .............................     56,500           917,560
   DoubleClick, Inc.* ............................     63,400           408,296
   EarthLink, Inc.* ..............................     29,700           147,609
   Foundry Networks, Inc.* .......................     70,600           626,222
   Garmin Ltd.* ..................................      9,400           313,584
   Harmonic, Inc.* ...............................    163,400           633,992

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                    ---------      ------------
TECHNOLOGY--(CONTINUED)
   Hyperion Solutions Corp.* .....................     42,700      $  1,099,098
   InFocus Corp.* ................................    154,300           933,515
   InfoSpace, Inc.* ..............................     93,800         1,088,080
   Iomega Corp.* .................................     76,400           764,000
   Macromedia, Inc.* .............................     91,800         1,454,112
   McDATA Corp., Class A* ........................     79,900           663,170
   Methode Electronics, Inc.,
     Class A .....................................     64,100           569,208
   Micromuse, Inc.* ..............................    172,800         1,007,424
   MRO Software, Inc.* ...........................     83,400           864,024
   Mykrolis Corp.* ...............................    160,200         1,079,748
   NetScreen Technologies,
     Inc.* .......................................     61,700         1,205,001
   Network Equipment
     Technologies, Inc.* .........................    153,900         1,054,215
   Pinnacle Systems, Inc.* .......................     18,800           182,548
   PLX Technology, Inc.* .........................    179,200           577,024
   Rainbow Technologies, Inc.* ...................    110,700           911,061
   Signal Technology Corp.* ......................     45,100           465,883
   Silicon Storage Technology,
     Inc.* .......................................    120,200           326,944
   SimpleTech, Inc.* .............................      9,300            19,065
   SRA International, Inc.,
     Class A* ....................................     39,700         1,013,938
   Sykes Enterprises, Inc.* ......................     96,300           335,124
   Syntel, Inc.* .................................     52,400           992,980
   Teledyne Technologies, Inc.* ..................     71,800           915,450
   Titan Corp., (The)* ...........................     74,500           592,275
   Trimble Navigation Ltd.* ......................     55,900           936,325
   United Online, Inc.* ..........................     54,800           781,448
   Verint Systems, Inc.* .........................     41,200           706,580
   Wavecom S.A. - ADR* ...........................     36,800           342,240
   Wireless Facilities, Inc.* ....................    167,200         1,014,904
                                                                   ------------
                                                                     37,020,621
                                                                   ------------
UTILITY--2.5%
   IDT Corp.* ....................................     15,400           239,470
   ONEOK, Inc. ...................................     53,400           920,082
   Peoples Energy Corp. ..........................     17,500           626,500
   Southern Union Co.* ...........................     23,700           312,366
   Suburban Propane Partners,
      L.P ........................................     32,100           906,183


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2003 (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES          VALUE
                                                    ---------      ------------
UTILITY--(CONTINUED)
   TALK America Holdings,
     Inc.* .......................................    136,600      $    764,960
   Telecom Argentina Stet-
     France Telecom S.A.-
     ADR* ........................................     59,500           239,190
                                                                   ------------
                                                                      4,008,751
                                                                   ------------
     TOTAL COMMON STOCKS
       (Cost $169,472,604) ..................................       155,686,262
                                                                   ------------
SHORT TERM INVESTMENTS--2.1%
   Galaxy Money Market Fund
     0.89% 03/03/03 ..............................  1,637,361         1,637,361
   Wilmington Prime Money
     Market Portfolio
     0.80% 03/03/03 ..............................  1,637,361         1,637,361
                                                                   ------------
     TOTAL SHORT TERM
       INVESTMENTS
       (Cost $3,274,722) ....................................         3,274,722
                                                                   ------------
TOTAL INVESTMENTS--100.6%
   (Cost $172,747,326) ......................................       158,960,984
                                                                   ------------

LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.6)% .....................................          (970,869)
                                                                   ------------
NET ASSETS--100.0% ..........................................      $157,990,115
                                                                   ============

----------
 *Non-income producing.
ADR -- American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

ASSETS
   Investments, at value (cost - $172,747,326) ..................  $158,960,984
   Receivable for investments sold ..............................     2,960,042
   Receivable for Fund shares sold ..............................       112,567
   Dividends receivable .........................................        84,097
   Prepaid expenses and other assets ............................        24,502
                                                                   ------------
     Total assets ...............................................   162,142,192
                                                                   ------------
LIABILITIES
   Payable for investments purchased ............................     3,845,578
   Accrued expenses and other liabilities .......................       173,447
   Payable for Fund shares redeemed .............................       133,052
                                                                   ------------
     Total liabilities ..........................................     4,152,077
                                                                   ------------
NET ASSETS
   Capital stock, $0.001 par value . ............................         9,867
   Additional paid-in capital ...................................   191,045,490
   Undistributed net investment loss ............................      (371,526)
   Accumulated net realized loss from investments ...............   (18,907,374)
   Net unrealized depreciation on investments. ..................   (13,786,342)
                                                                   ------------
     Net assets .................................................  $157,990,115
                                                                   ============
INSTITUTIONAL CLASS
   Net assets ...................................................  $ 81,250,288
                                                                   ------------
   Shares outstanding ...........................................     5,069,409
                                                                   ------------
   Net asset value, offering and redemption price per share .....  $      16.03
                                                                   ============
INVESTOR CLASS
   Net assets ...................................................  $ 76,739,827
                                                                   ------------
   Shares outstanding ...........................................     4,797,643
                                                                   ------------
   Net asset value, offering and redemption price per share .....  $      16.00
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                                                                    FOR THE
                                                               SIX MONTHS ENDED
                                                               FEBRUARY 28, 2003
                                                               -----------------
INVESTMENT INCOME
   Dividends(1) .............................................     $    688,388
                                                                  ------------
     Total investment income ................................          688,388
                                                                  ------------
EXPENSES
   Advisory fees ............................................          815,389
   Administrative service fees ..............................          122,308
   Administration fees ......................................          108,634
   Transfer agent fees and expenses .........................           51,964
   Audit and legal fees .....................................           43,417
   Shareholder servicing fees ...............................           40,678
   Printing fees ............................................           38,747
   Custodian fees and expenses ..............................           24,462
   Federal and state registration fees ......................           15,934
   Directors fees and expenses ..............................           11,933
   Insurance and other expenses .............................            4,459
                                                                  ------------
     Total expenses before waivers and reimbursements. ......        1,277,925
     Less: waivers and reimbursements .......................         (218,011)
                                                                  ------------
     Net expenses ...........................................        1,059,914
                                                                  ------------
   Net investment loss ......................................         (371,526)
                                                                  ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from investments .......................      (15,172,926)
   Net change in unrealized depreciation on investments .....       (2,093,100)
                                                                  ------------
   Net realized and unrealized loss from investments ........      (17,266,026)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ........     $(17,637,552)
                                                                  ============
----------
(1) Net of foreign taxes of $1,341.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE              FOR THE
                                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                                FEBRUARY 28, 2003     AUGUST 31, 2002
                                                                                -----------------     ---------------
                                                                                   (UNAUDITED)
DECREASE IN NET ASSETS FROM OPERATIONS
   Net investment loss .....................................................      $   (371,526)         $   (229,987)
   Net realized loss from investments ......................................       (15,172,926)           (1,202,169)
   Net change in unrealized depreciation on investments ....................        (2,093,100)          (18,690,809)
                                                                                  ------------          ------------
   Net decrease in net assets resulting from operations ....................       (17,637,552)          (20,122,965)
                                                                                  ------------          ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized capital gains Institutional shares .........................                --                    --
   Net realized capital gains Investor shares ..............................                --                    --
                                                                                  ------------          ------------
     Total dividends and distributions to shareholders .....................                --                    --
                                                                                  ------------          ------------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) .....................................         6,068,544            98,901,263
                                                                                  ------------          ------------
   Total increase/(decrease) in net assets .................................       (11,569,008)           78,778,298
                                                                                  ------------          ------------
NET ASSETS
   Beginning of period .....................................................       169,559,123            90,780,825
                                                                                  ------------          ------------
   End of period ...........................................................      $157,990,115          $169,559,123
                                                                                  ============          ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                       INSTITUTIONAL CLASS
                                            -------------------------------------------------------------------------
                                                                                                      FOR THE PERIOD
                                                 FOR THE             FOR THE           FOR THE       OCTOBER 1, 1999*
                                            SIX MONTHS ENDED       YEAR ENDED        YEAR ENDED           THROUGH
                                            FEBRUARY 28, 2003    AUGUST 31, 2002   AUGUST 31, 2001    AUGUST 31, 2000
                                            -----------------    ---------------   ---------------   ----------------
                                               (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .......     $ 17.83             $ 19.52           $ 20.91            $ 12.00
                                                 -------             -------           -------            -------
Net investment loss ........................       (0.03)              (0.02)            (0.07)**           (0.05)**
Net realized and unrealized gain (loss)
   on investments ..........................       (1.77)              (1.67)            (0.66)**            8.96**
                                                 -------             -------           -------            -------
Net increase (decrease) in net assets
   resulting from operations ...............       (1.80)              (1.69)            (0.73)              8.91
                                                 -------             -------           -------            -------
Distributions to shareholders from:
Net realized capital gains .................        0.00                0.00             (0.66)              0.00
                                                 -------             -------           -------            -------
Net asset value, end of period .............     $ 16.03             $ 17.83           $ 19.52            $ 20.91
                                                 =======             =======           =======            =======
Total investment return(1) .................      (10.10)%             (8.66)%           (3.39)%            74.25%
                                                 =======             =======           =======            =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) .........................     $81,250             $80,639           $36,526             $5,593
Ratio of expenses to average net assets
   with waivers and reimbursements .........        1.25%(2)            1.25%             1.25%              1.25%(2)
Ratio of expenses to average net assets
   without waivers and
   reimbursements ..........................        1.52%(2)            1.50%             1.68%              3.91%(2)
Ratio of net investment loss to average
   net assets ..............................       (0.41)%(2)          (0.11)%           (0.36)%            (0.58)%(2)
Portfolio turnover rate ....................       62.00%             140.27%           125.99%             94.31%

*   Commencement of operations.
**  Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                      INVESTOR CLASS
                                            -------------------------------------------------------------------------
                                                                                                      FOR THE PERIOD
                                                 FOR THE             FOR THE           FOR THE       OCTOBER 1, 1999*
                                            SIX MONTHS ENDED       YEAR ENDED        YEAR ENDED           THROUGH
                                            FEBRUARY 28, 2003    AUGUST 31, 2002   AUGUST 31, 2001    AUGUST 31, 2000
                                            -----------------    ---------------   ---------------   ----------------
                                               (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .......     $ 17.80             $ 19.49           $ 20.89            $ 12.00
                                                 -------             -------           -------            -------
Net investment loss ........................       (0.04)              (0.03)            (0.09)**           (0.06)**
Net realized and unrealized gain (loss)
   on investments ..........................       (1.76)              (1.66)            (0.65)**            8.95**
                                                 -------             -------           -------            -------
Net increase (decrease) in net assets
   resulting from operations ...............       (1.80)              (1.69)            (0.74)              8.89
                                                 -------             -------           -------            -------
Distributions to shareholders from:
Net realized capital gains .................        0.00                0.00             (0.66)              0.00
                                                 -------             -------           -------            -------
Net asset value, end of period .............     $ 16.00             $ 17.80           $ 19.49            $ 20.89
                                                 =======             =======           =======            =======
Total investment return(1) .................      (10.11)%             (8.67)%           (3.45)%            74.08%
                                                 =======             =======           =======            =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..     $76,740             $88,920           $54,255            $19,358
Ratio of expenses to average net
   assets with waivers and
   reimbursements ..........................        1.35%(2)            1.27%             1.35%              1.35%(2)
Ratio of expenses to average net assets
   without waivers and
   reimbursements ..........................        1.62%(2)            1.60%             1.78%              4.01%(2)
Ratio of net investment loss to average
   net assets ..............................       (0.51)%(2)          (0.20)%           (0.46)%            (0.68)%(2)
Portfolio turnover rate ....................       62.00%             140.27%           125.99%             94.31%

----------
*   Commencement of operations.
**  Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 21.073 billion are currently classified into ninety-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families", all of which have begun investment operations including the Bogle Investment Management Small Cap Growth Fund.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. Eastern time on each business day. The Fund's securities are valued at the closing price or the last reported sale price on the national securities exchange or in the principal over-the-counter market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee according to procedures adopted by RBB's Board of Directors. With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost that approximates market value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker-dealers that Bogle Investment Management, L.P. (the "Adviser") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business,

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the six months ended February 28, 2003, the Fund did not enter into any repurchase agreements.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Bogle Investment Management, L.P. serves as the Fund's investment adviser. For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     The Adviser has agreed to limit the Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.25% of the Fund's Institutional Class average daily net assets and 1.35% of the Fund's Investor Class average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended February 28, 2003, investment advisory fees and waivers were as follows:

                                        GROSS                           NET
                                    ADVISORY FEES      WAIVERS     ADVISORY FEES
                                    -------------     ---------    -------------
Bogle Investment Management
     Small Cap Growth Fund            $815,389        $(101,819)     $713,570

     The Fund will not pay the Adviser at a later time for any amounts it may waive or any amounts which the Adviser has assumed.

     In addition to serving as the Fund's investment adviser, Bogle Investment Management, L.P. provides certain shareholder and administrative services to the Investor Class of the Fund. As compensation for such services, Bogle Investment Management, L.P. receives a monthly fee equal to an annual rate of 0.10% of the Investor Class' average daily net assets.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing accounting and administrative services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.115% of the Fund's average daily net assets. In addition, PFPC serves as the Fund's transfer and dividend disbursing agent.

     PFPC, at its discretion, voluntarily agreed to waive a portion of its administration and accounting services fees for the Fund. For the six months ended February 28, 2003, administration and accounting fees and waivers were as follows:

                                      GROSS ADMINISTRATION                 NET ADMINISTRATION
                                         AND ACCOUNTING                      AND ACCOUNTING
                                          SERVICES FEES        WAIVERS        SERVICES FEES
                                      --------------------     --------    -------------------
Bogle Investment Management
     Small Cap Growth Fund                   $93,770           $(10,192)         $83,578

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     PFPC Distributors, Inc., ("PFPC Distributors") a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of the PNC Financial Services Group, Inc., provides certain administrative services to the Fund. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. PFPC Distributors, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for the Fund.

     For the six months ended February 28, 2003, administrative services fees and waivers were as follows:

                                    GROSS ADMINISTRATIVE                  NET ADMINISTRATIVE
                                        SERVICES FEES         WAIVERS        SERVICES FEES
                                    --------------------     ---------    ------------------
Bogle Investment Management
     Small Cap Growth Fund                $122,308           $(106,000)         $16,308

     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.03% of the Fund's average daily net assets.

3.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2003, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                    INVESTMENT SECURITIES
                                               -------------------------------
                                                PURCHASES             SALES
                                               ------------        -----------
Bogle Investment Management
     Small Cap Growth Fund                     $107,654,076        $99,483,053

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2003, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     Transactions in capital shares were as follows:

                                                            INSTITUTIONAL CLASS
                                     ----------------------------------------------------------------
                                                FOR THE
                                           SIX MONTHS ENDED                         FOR THE
                                           FEBRUARY 28, 2003                      YEAR ENDED
                                              (UNAUDITED)                      AUGUST 31, 2002
                                     -----------------------------        ---------------------------
                                       SHARES             VALUE            SHARES           VALUE
                                     ---------         -----------        ---------      ------------
Sales ............................   1,045,229         $17,510,321        3,505,984      $ 70,301,250
Redemptions ......................    (499,393)         (8,221,912)        (853,737)      (16,184,190)
Reinvestments ....................          --                  --               --                --
                                     ---------         -----------        ---------      ------------
Net Increase .....................     545,836         $ 9,288,409        2,652,247      $ 54,117,060
                                     =========         ===========        =========      ============

                                                             INVESTOR CLASS
                                     ----------------------------------------------------------------
                                                FOR THE
                                           SIX MONTHS ENDED                         FOR THE
                                           FEBRUARY 28, 2003                      YEAR ENDED
                                              (UNAUDITED)                      AUGUST 31, 2002
                                     -----------------------------       ----------------------------
                                       SHARES             VALUE            SHARES           VALUE
                                     ---------         -----------       ----------      ------------
Sales ............................     246,656         $ 4,137,099        3,572,817      $ 71,217,950
Redemptions ......................    (445,021)         (7,356,964)      (1,360,212)      (26,433,747)
Reinvestments ....................          --                  --               --                --
                                     ---------         -----------        ---------      ------------
Net Increase/(Decrease) ..........    (198,365)        $(3,219,865)       2,212,605      $ 44,784,203
                                     =========         ===========        =========      ============

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


5.   FEDERAL INCOME TAX INFORMATION

     At  February  28,  2003  Federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by the Fund were as follows:

                                                                                                   NET UNREALIZED
                                                FEDERAL TAX       UNREALIZED       UNREALIZED       APPRECIATION/
                                                   COST          APPRECIATION     DEPRECIATION      DEPRECIATION
                                               ------------      ------------     ------------     --------------
Bogle Investment Management
     Small Cap Growth Fund                     $172,838,916       $10,199,910     $(24,077,842)     $(13,877,932)

     As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                               UNDISTRIBUTED     UNDISTRIBUTED
                                                 ORDINARY          LONG-TERM
                                                  INCOME             GAINS
                                               -------------     -------------
Bogle Investment Management
     Small Cap Growth Fund                          --                --

     At August 31, 2002, the Fund had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                                     EXPIRING AUGUST 31,
                                                ----------------------------
                                                   2009              2010
                                                ----------        ----------
Bogle Investment Management
     Small Cap Growth Fund                      $1,206,354        $1,749,940

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2002, the Fund incurred post-October capital losses of $238,533. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                 ORDINARY     LONG-TERM
                                                  INCOME        GAINS          TOTAL
                                                ----------    ---------     ----------
Bogle Investment Management
     Small Cap Growth Fund             2002         --           --             --
                                       2001     $1,175,997       --         $1,175,997

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Bogle Investment Management, L.P.
57 River Street
Suite 206
Wellesley, MA 02481


ADMINISTRATOR/TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809


DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406


CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042


COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996


This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.